General information - Narrative (Details) € in Millions	1 Months Ended		6 Months Ended
	Apr. 30, 2026 EUR (€)	Mar. 31, 2026	Jun. 30, 2026 EUR (€) employee vaccine adult	Jun. 30, 2025 employee
Disclosure Of General Information [Line Items]
Number of travel vaccines | vaccine			3
Number of employees | employee			634	704
Number of adults vaccinated | adult			50,000
Reserve offering, amount	€ 84.0
Proceeds from issuing shares	37.0		€ 37.0
Maximum
Disclosure Of General Information [Line Items]
Potential proceeds from exercise of warrants	€ 47.0
Maximum | Forecast
Disclosure Of General Information [Line Items]
Reduction in global workforce, percentage			15.00%
Minimum | Forecast
Disclosure Of General Information [Line Items]
Reduction in global workforce, percentage			10.00%
IXIARO, IXCHIQ and DUKORAL
Disclosure Of General Information [Line Items]
Number of commercial vaccines | vaccine			3
Lyme VLA15
Disclosure Of General Information [Line Items]
Vaccine efficacy rate		70.00%
Confidence interval level, percentage		95.00%